Financial Assets and Liabilities - Loans, borrowings and debentures - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest	4.55%
CDI | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest	1.90%
Secured | CDI | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest	2.78%	5.94%
Secured | TJLP | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual interest	4.87%	5.57%
Secured | BNDES
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	R$ 3,687,323	R$ 1,920,185
Secured | BNDES | Weighted average
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	1.04%
Secured | European investment bank
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	R$ 133,000	R$ 213,715
Secured | European investment bank | Weighted average
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	1.47%